Loans (Schedule Of Finance Receivables) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Loans [Abstract]
Loans	$ 13,814.3	[1]	$ 12,387.8	[1]
Direct financing leases and leveraged leases	4,814.9	[1]	4,765.3	[1]
Finance receivables	18,629.2		17,153.1	[2]
Finance Receivables held for sale	794.3		301.3
Finance Receivables and held for sale receivables	$ 19,423.5	[3]	$ 17,454.4	[3]

[1]	In 2013, the Company discovered and corrected an immaterial error related to the classification of loans and leases at December 31, 2012. The 2012 amount has been conformed to the current year presentation.
[2]	Represents loans considered impaired in FSA and are accounted for under the guidance in ASC 310-30 (Loans and Debt Securities Acquired with Deteriorated Credit Quality).
[3]	Assets held for sale in the balance sheet includes finance receivables and operating lease equipment. As discussed in subsequent tables, since the Company manages the credit risk and collections of finance receivables held for sale consistently with its finance receivables held for investment, the applicable amount is presented.